Statement of Redeemable Convertible Preferred Stock and Shareholders' Equity (Deficit) (USD $)	Total	Preferred Stock [Member] Series A Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Deficit Accumulated During Development Stage [Member]
Balance at Nov. 14, 2007
Net loss	$ (27,680)				$ (27,680)
Balance at Dec. 31, 2007	(27,680)				(27,680)
Issuance of common stock, value	10,000		1,556	8,444
Issuance of common stock, shares			155,600
Accretion of Series A redeemable convertible preferred stock to redemption value	(39,478)	39,478		(8,444)	(31,034)
Sale of Series A redeemable convertible preferred stock, value		1,454,918
Sale of Series A redeemable convertible preferred stock, shares		750,000
Net loss	(1,716,189)				(1,716,189)
Balance at Dec. 31, 2008	(1,773,347)	1,494,396	1,556		(1,774,903)
Balance, shares at Dec. 31, 2008		750,000	155,600
Sale of Series A redeemable convertible preferred stock, shares		1,250,000
Balance at Jun. 30, 2009
Balance at Dec. 31, 2008	(1,773,347)	1,494,396			(1,774,903)
Balance, Shares at Dec. 31, 2008		750,000
Accretion of Series A redeemable convertible preferred stock to redemption value	(294,976)	294,976		(99,742)	(195,234)
Stock-based compensation expense	99,742			99,742
Sale of Series A redeemable convertible preferred stock, value		2,500,000
Sale of Series A redeemable convertible preferred stock, shares		1,250,000
Net loss	(4,129,136)				(4,129,136)
Balance at Dec. 31, 2009	(6,097,717)	4,289,372	1,556		(6,099,273)
Balance, shares at Dec. 31, 2009		2,000,000	155,600
Accretion of Series A redeemable convertible preferred stock to redemption value	(355,089)	355,089		(31,316)	(323,773)
Stock-based compensation expense	31,316			31,316
Net loss	(3,927,235)				(3,927,235)
Balance at Dec. 31, 2010	(10,348,725)	4,644,461	1,556		(10,350,281)
Balance, shares at Dec. 31, 2010		2,000,000	155,600
Accretion of Series A redeemable convertible preferred stock to redemption value	(382,749)	382,749			(382,749)
Stock-based compensation expense	9,241				9,241
Net loss	(2,870,918)				(2,870,918)
Balance at Dec. 31, 2011	(13,611,633)	5,027,210	1,556		(13,613,189)
Balance, shares at Dec. 31, 2011		2,000,000	155,600
Accretion of Series A redeemable convertible preferred stock to redemption value	(412,623)	412,623			(412,623)
Stock-based compensation expense	1,085				1,085
Net loss	(1,536,536)				(1,536,536)
Balance at Dec. 31, 2012	(15,561,877)	5,439,833	1,556		(15,563,433)
Balance, shares at Dec. 31, 2012		2,000,000	155,600
Accretion of Series A redeemable convertible preferred stock to redemption value	(440,204)	440,204			(440,204)
Net loss	(1,957,818)				(1,957,818)
Balance at Dec. 31, 2013	(17,959,899)	5,880,037	1,556	0	(17,961,455)
Balance, shares at Dec. 31, 2013		2,000,000	155,600
Accretion of Series A redeemable convertible preferred stock to redemption value	(88,771)	88,771		(88,771)
Sale of common stock in initial public offering,	30,254,842		43,125	30,211,717
Sale of common stock in initial public offering, net of offering costs, Shares			4,312,500
Stock-based compensation expense	329,541			329,541
Deemed dividend on Series A	(1,181,286)	1,181,286		(1,181,286)
Sale of Series A redeemable convertible preferred stock, value	7,150,094	(7,150,094)	11,938	7,138,156
Sale of Series A redeemable convertible preferred stock, shares		(2,000,000)	1,193,762
Conversion of notes payable and accrued interest to common	12,274,427		20,457	12,253,970
Conversion of notes payable and accrued interest to common, Shares			2,045,738
Beneficial conversion upon conversion of notes payable	4,080,690			4,080,690
Net loss	(12,653,341)				(12,653,341)
Balance at Sep. 30, 2014	$ 22,206,297	$ 0	$ 77,076	$ 52,744,017	$ (30,614,796)
Balance, shares at Sep. 30, 2014		0	7,707,600